March 30, 2007


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE: VANGUARD MASSACHUSETTS TAX-EXEMPT FUND (THE TRUST)
    FILE NO. 333-63579
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,
The Vanguard Group, Inc.


Laura Merianos
Associate Counsel